Supplemental information to the Consolidated Statement of Cash Flows- Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned (“OREO”)	$ 4	$ 7	$ 4
Change in assets of consolidated VIEs	170	7,881	1,990
Change in liabilities of consolidated VIEs	69	7,423	2,462
Change in nonredeemable noncontrolling interests of consolidated investment management funds	120	295	250
Securities purchased not settled	75	0	55
Securities sales not settled	0	11	750
Available-for-sale securities transferred to held-to-maturity	0	11,602	0
Held-to-maturity securities transferred to available-for-sale	10	0	0
Premises and equipment/capitalized software funded by capital lease obligations	$ 13	$ 49	$ 31